LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (Parenthetical) $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 22, 2017 CNY (¥)	Mar. 18, 2008
Schedule of Equity Method Investments [Line Items]
Impairment loss on equity method investments	[1]		$ 1,993	$ 0
Business Combination, Consideration Transferred, Total			0	0	$ 200,685
Equity Method Investments			19,625	6,176
Beijing Eastern Media Corporation Ltd. (“BEMC “) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			57	198
Beijing Eastern Media Corporation Ltd. (“BEMC “) [Member] | Parent Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							49.00%
Beijing Eastern Media Corporation Ltd. (“BEMC “) [Member] | China Eastern Media Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							51.00%
Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			$ (78)	$ (59)
Ownership percentage	[1]		15.00%	15.00%
Impairment loss on equity method investments			$ 1,919	$ 1,919
Equity Method Investments	[1]		1,993	1,944
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			(48)	(175)
Beijing Yuyue Film Culture Co., Ltd (“Yuyue Film”) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			(95)	0
Beijing Yunxing Chuangrong Investment Fund Management Co., Ltd (“Yunxing”) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			58	0
Business Combination, Consideration Transferred, Total		$ 2,305
Proceeds from Sale, Maturity and Collection of Investments			1,480	$ 1,480
Unicom AirMedia (Beijing) Network Co., Ltd. ("Unicom AirMedia") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment			$ (661)
Ownership percentage						39.00%
Equity Method Investments | ¥						¥ 117,900

[1]	In May 2015, AM Advertising, Beijing Financial Technology Investment Management Center (limited partnership), Beijing Hongdeshengzheng Investment Co., Ltd., and Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. established Hezhong Chuangjin, which mainly focuses on internet financing. In July 2015, AM Advertising transferred its investment in Hezhong Chuangjin to AM Online, a subsidiary of the Group at carrying value. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $59 and $78 loss on investment were picked up for the year ended December 31, 2016 and 2017, respectively. The operation has been ceased from December 2017, the investment has been provided fully impairment of $1,919 for the year ended December 31, 2016 and 2017, respectively.